Organization and principal activities - Establishment of Pintec, its subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2019
Anquying (Tianjin) Technology Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Anquying (Tianjin) Technology Co., Ltd. | AUSTRALIA
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Shanghai Anquying Technology Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Ganzhou Dumiao Intelligence Technology Co., Ltd
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Beijing Hongdian Fund Distributor Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Xuanji Intelligence (Beijing) Technology Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Tianjin Xiangmu Asset Management Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd)
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Myfin Insurance Broker Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	60.00%
Ganzhou Aixin Network Micro Finance Co., Ltd ("Ganzhou Aixin Micro Finance", formerly known as Ganzhou Jimu Micro Finance Co., Ltd)
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Shenzhen Xiaogang Technology Co Ltd
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Beijing Xinshun Dingye Technology Co Ltd
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Pintec Yunke Ganzhou Technology Information Co Ltd
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Sky City Holdings Limited
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Sky City Hong Kong Limited
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Sky City (Beijing) Technology Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Next Hop Holdings Limited
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Next Hop Hong Kong Limited
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Pintec (Beijing) Technology Co., Ltd
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Anxunying (Tianjin) Commercial Factoring Co., Ltd.
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Pintec (Ganzhou) Technology Co.,Ltd
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
FT Synergy Pte Ltd [Member] | SINGAPORE
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
FT Synergy Pte Ltd [Member] | AUSTRALIA
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Infrarisk Pty Ltd [Member]
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Infrarisk Limited
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Pintec Yinchuan Technology Co Ltd [Member]
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Huatai Ningxia Enterprise consulting service limited partnership [Member]
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	66.67%
Pintec Digital Technology (Beijing) Co., Ltd ("Pintec Digital")
Establishment of Pintec, its subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%